Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans

(6) Stock Option Plans

Prior to August 25, 2006, Eloqua Corporation granted options to purchase common shares under its then existing stock option plan (the “Prior Plan”). Under the Prior Plan, options to purchase common shares could be granted to employees, directors and consultants at an exercise price of not less than the market value on the effective date of the grant. Options generally vested over four years. Upon the reorganization (note 7), all outstanding options under the Prior Plan were exchanged for options under, (i) in the case of U.S. holders of options, the newly established Eloqua Limited 2006 U.S. Employee Stock Option Plan (the “2006 U.S. Employee Plan”) and (ii) in the case of all other optionholders, the newly established Eloqua Limited 2006 Stock Option Plan (the “2006 Plan”) and the Prior Plan was dissolved. The 2006 U.S. Employee Plan is restricted in number to those options granted to U.S. residents under the Prior Plan and who, pursuant to the reorganization, exchanged such options for options under the 2006 U.S. Employee Plan. Since the reorganization, the Company has and intends to continue to grant options only pursuant to the 2006 Plan. The 2006 Plan allows for options to purchase common stock to be issued to employees, directors and consultants of the Company. As of December 31, 2011, 10,054,246 shares of common stock have been reserved for issuance under the 2006 Plan, and 193,926 shares of common stock have been reserved for issuance under the 2006 U.S. Employee Plan. At December 31, 2011, there were 1,359,699 shares of common stock available for future grant under the 2006 Plan and the 2006 U.S. Employee Plan. Options generally vest 25% on the first anniversary of the date of grant and  1/36 over the following successive 36 months. Options have a maximum life of 10 years. The option exercise price shall be no less than the fair value of the common stock on the date of grant. The Company has elected the straight-line attribution method as its accounting policy for recognizing stock-based compensation expense for all awards.

Summary of weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model were as follows:

	Years Ended Dec. 31
	2009	2010	2011
Expected term	6.1 years	6.1 years	6.1 years
Volatility	76.0%	62.3%	58.5%
Risk-free interest rate	2.2%	1.9%	1.9%

The following table summarizes the stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Options outstanding, December 31, 2009	6,375,334	$1.20	5.6 years	$2,231
Granted	1,383,200	1.93
Exercised	(166,875)	1.13
Canceled, expired or forfeited	(333,997)	1.38

Options outstanding, December 31, 2010	7,257,662	$1.35	5.6 years	$13,608
Granted	1,505,800	5.65
Exercised	(360,706)	1.20
Canceled, expired or forfeited	(643,580)	1.70

Options outstanding, December 31, 2011	7,759,176	$2.15	5.5 years	$46,361

Exercisable at December 31, 2011	5,293,146	$1.33	4.0 years	$35,973

The weighted average grant date fair value of options granted during the years 2009, 2010 and 2011 was $0.98, $1.05 and $3.10, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was approximately $66,000, $142,000 and $1,306,000, respectively.

The Company recorded stock-based compensation expense relating to the issuance of stock options to employees of approximately $865,000, $1,068,000 and $1,687,000 during 2009, 2010, and 2011, respectively. At December 31, 2011, there was approximately $5,426,000 of total unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the 2006 Plan. That cost is expected to be recognized over a weighted average period of 2.2 years. The total fair value of options vested during the years ended December 31, 2009, 2010, and 2011 was approximately $1,028,000, $1,598,000 and $1,518,000, respectively.

During 2010, the Company issued options to non-employees to purchase 46,000 shares of common stock. The options were awarded as compensation for certain advisory services to be provided to the Company and vest quarterly over a three-year period. The fair value of the options granted to non-employees is estimated each period until vesting occurs using the Black-Scholes model. The total estimated fair value of the unvested awards as of December 31, 2011 was approximately $146,000. The related compensation expense recognized during the year ended December 31, 2010, was not material to the Company’s financial statements. The related compensation expense recognized during the year ended December 31, 2011 was approximately $125,000. There were no options granted to non-employees during 2009 or 2011.

Compensation expense related to stock options granted to employees and non-employees is included in the following line items in the accompanying consolidated statement of operations for the years ended December 31, 2009, 2010, and 2011:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Cost of revenue	$57	$125	$284
Research and development expense	154	203	313
Marketing and sales	318	364	514
General and administrative	336	376	701

	$865	$1,068	$1,812